Note 12 - c) Long-term debt, in Brazil (Detail) (USD $) In Millions	12 Months Ended
Dec. 31, 2010
Issuance of Debt 1 [Member]
Company	Refap
Date	Feb and Mar/2010
Amount	$ 360
Maturity	2015
Description	Export credit note with an interest rate between 109.4% and 109.5% of average rate of CDI.
Issuance of Debt 2 [Member]
Company	Petrobras
Date	Jun/2010
Amount	1,320
Maturity	2016
Description	Financing obtained from Banco do Brasil, through issuance of export credit notes at a rate of 110.5% of average rate of CDI + flat fee of 0.85%.
Issuance of Debt 3 [Member]
Company	Petrobras
Date	Jun/2010
Amount	1,200
Maturity	2017
Description	Financing obtained from Caixa Economica Federal, through issuance of export credit notes at a rate of 112.9% of average rate of CDI.
Issuance of Debt 4 [Member]
Company	Petrobras
Date	Nov/10
Amount	2,371
Maturity	2016
Description	Financing obtained from Banco do Brasil, through the issuance of export credit notes at a rate of 109% of average rate of CDI + flat fee of 1.25%.
Total amount of issuance of debt [Member]
Amount	$ 5,251